Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Income Taxes [Line Items]
Tax credit carryforwards	$ 300,000
Net operating loss carryforward	0
Capital loss carryforwards	$ 0
Federal statutory tax rate	21.00%	35.00%
Income Tax benefit, new tax reform	$ (11,500,000)
Percentage of carryforward NOL limitation, new tax reform	80.00%